Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Restricted cash and cash equivalents	$ 4,434	$ 3,432
Disposal of subsidiaries, associates and intangible assets	$ 911	$ 437